Remuneration System for the Management Board and Employees of the Group - 2020 Stock Option Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Option Plans [Line Items]
Subscription right	110.00%
2020 stock option plan [member]
Stock Option Plans [Line Items]
Weighted-average Price	€ 93.66
Subscription right	25.00%
Personnel expenses	€ 1,033,944	€ 1,990,326
2020 stock option plan [member] | Top of range [member]
Stock Option Plans [Line Items]
Subscription right	200.00%
2020 stock option plan [member] | Weighted average [member]
Stock Option Plans [Line Items]
Subscription right	100.00%
2020 stock option plan [member] | Bottom of range [member]
Stock Option Plans [Line Items]
Subscription right	0.00%